Unaudited Interim Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Unaudited Interim Condensed Consolidated Statements of Cash Flows
Net loss	¥ (1,046,857)	$ (156,292)	¥ (1,076,481)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property, equipment and software	12,201	1,822	6,729
Amortization of intangible assets	389	58	389
Loss on disposal of property, equipment and software	7	1	279
Gain on disposal of right-of-use assets	(56)	(8)
Fair value change of put right liabilities	(30,798)	(4,598)	(14,618)
Equity in loss of affiliates	181,022	27,026	114,200
Share-based compensation	196,942	29,403	334,723
Amortization of right-of use assets and interest of lease liabilities	21,072	3,146	6,817
Recognition of deferred cost for planned dual listing	14,613	2,182
Fair value change of short-term and other investments	23,765	3,548	(13,494)
Changes in operating assets and liabilities
Accounts receivable	32,571	4,863	130,498
Contract assets	(37,299)	(5,569)	(15,514)
Prepayments and other receivables	85,464	12,758	(8,115)
Inventories	27,237	4,066
Accruals and other payables	(49,090)	(7,329)	104,486
Contract liabilities	16,006	2,390
Other non-current liabilities	(986)	(147)	(2,775)
Deferred subsidy income			(2,949)
Lease liabilities	(17,361)	(2,592)	(6,817)
Net cash used in operating activities	(571,158)	(85,272)	(442,642)
Cash flows from investing activities
Purchase of property, equipment and software	(18,875)	(2,818)	(4,061)
Proceeds from disposal of short-term and other investments	2,326,215	347,295	3,676,642
Purchase of short-term and other investments	(1,808,000)	(269,927)	(4,053,963)
Net cash generated from (used in) investing activities	499,340	74,550	(381,382)
Cash flows from financing activities
Payments of the issuance cost in relation to private placement			(128,786)
Payments of cost in relation to planned dual listing	(4,793)	(715)	(1,698)
Proceeds from exercise of warrants			589,393
Proceeds from exercise of stock options	40,171	5,997	24,220
Proceeds from issuance of ordinary shares for restricted share units			3,114
Net cash generated from financing activities	35,378	5,282	486,243
Effect of exchange rate changes on cash and cash equivalents	223,709	33,399	(70,942)
Net increase (decrease) in cash and cash equivalents	187,269	27,959	(408,723)
Cash and cash equivalents, beginning of the period	3,523,632	526,064	4,758,778
Cash and cash equivalents, end of the period	3,710,901	554,023	4,350,055
Additional ASC 842 supplemental disclosures
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	17,361	2,592	6,817
Right-of-use assets obtained in exchange for operating lease obligations	6,851	1,023	34,057
Other supplemental cash flow disclosures
Withholding income tax paid			9,077
Non-cash activities
Accrued planned dual listing costs payable			¥ 1,916
Payables for purchase of property, equipment and software	¥ 14,699	$ 2,195